Consolidated Statements of Income (Loss) (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Income (Loss) (unaudited)
Revenue [notes 3 and 4]	$ 1,316	$ 1,329	$ 2,671	$ 2,574
Operating, general and administrative expenses [note 8]	(767)	(846)	(1,577)	(1,611)
Restructuring costs [notes 7 and 8]	0	(417)	(1)	(417)
Amortization:
Deferred equipment revenue	5	8	11	17
Deferred equipment costs	(21)	(28)	(45)	(58)
Property, plant and equipment, intangibles and other	(248)	(234)	(492)	(473)
Operating income (loss) from continuing operations	285	(188)	567	32
Amortization of financing costs - long-term debt	0	(1)	(1)	(2)
Interest expense	(68)	(63)	(130)	(124)
Equity income (loss) of an associate or joint venture [note 15]	3	16	26	46
Other gains	(4)	1	(5)	5
Income (loss) from continuing operations before income taxes	216	(235)	457	(43)
Current income tax expense [note 3]	42	42	77	78
Deferred income tax expense	19	(102)	39	(63)
Net income (loss) from continuing operations	155	(175)	341	(58)
Loss from discontinued operations, net of tax	0	0	0	(6)
Net income (loss)	152	(175)	339	(64)
Net income (loss) from continuing operations attributable to:
Equity shareholders	155	(175)	341	(58)
Loss from discontinued operations attributable to:
Equity shareholders	$ 0	$ 0	$ 0	$ (6)
Basic earnings (loss) per share [note 11]
Continuing operations	$ 0.3	$ (0.35)	$ 0.66	$ (0.12)
Discontinued operations	0	0	0	(0.01)
Basic earnings per share	0.3	(0.35)	0.66	(0.13)
Diluted earnings (loss) per share [note 11]
Continuing operations	0.3	(0.35)	0.66	(0.12)
Discontinued operations	0	0	0	(0.01)
Diluted earnings per share	$ 0.3	$ (0.35)	$ 0.66	$ (0.13)